Inventories	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts shown in the consolidated balance sheets are analyzed as follows:
	December 31, 2020	June 30, 2021
Lubricants	$11,877	$12,855
Bunkers	35,417	49,582
Total	$47,294	$62,437